Employee Post-Employment Benefits 10-K (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		3 Months Ended				6 Months Ended				12 Months Ended							12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 05, 2012	Jun. 05, 2012	Dec. 04, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010	Jun. 05, 2012 Cash and Cash Equivalents [Member]	May 31, 2011 Cash and Cash Equivalents [Member]	Jun. 05, 2012 Equity Securities [Member]	May 31, 2011 Equity Securities [Member]	Jun. 05, 2012 Fixed Income Securities [Member]	May 31, 2011 Fixed Income Securities [Member]	Dec. 04, 2012 Retirement Plan [Member]		Nov. 29, 2011 Retirement Plan [Member]		Dec. 04, 2012 Retirement Plan [Member]		Nov. 29, 2011 Retirement Plan [Member]		Jun. 05, 2012 Retirement Plan [Member]	Jun. 05, 2012 Retirement Plan [Member] Cash and Cash Equivalents [Member]	Jun. 05, 2012 Retirement Plan [Member] Equity securities - U.S.-based companies [Member]	Jun. 05, 2012 Retirement Plan [Member] Equity securities - international-based companies [Member]	Jun. 05, 2012 Retirement Plan [Member] Fixed Income Securities [Member]	Jun. 05, 2012 Executive Supplemental Pension Plan and Management Retirement Plan [Member]	May 31, 2011 Executive Supplemental Pension Plan and Management Retirement Plan [Member]	Jun. 05, 2012 Pension Benefits [Member]		May 31, 2011 Pension Benefits [Member]		Jun. 01, 2010 Pension Benefits [Member]		Dec. 04, 2012 Postretirement Medical and Life Benefits [Member]		Nov. 29, 2011 Postretirement Medical and Life Benefits [Member]		Dec. 04, 2012 Postretirement Medical and Life Benefits [Member]		Nov. 29, 2011 Postretirement Medical and Life Benefits [Member]		Jun. 05, 2012 Postretirement Medical and Life Benefits [Member]		May 31, 2011 Postretirement Medical and Life Benefits [Member]		Jun. 01, 2010 Postretirement Medical and Life Benefits [Member]		Jun. 05, 2012 Deferred Compensation Plan [Member]	May 31, 2011 Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans			3																		3
Estimated employer contributions to be made in next fiscal year																					$ 800
Target allocations of assets [Abstract]
Target plan asset allocations, minimum (in hundredths)									60.00%		20.00%
Target plan asset allocations, maximum (in hundredths)									80.00%		40.00%
Target plan asset allocations (in hundredths)				100.00%			0.00%
Actual plan asset allocations [Abstract]
Actual plan allocations (in hundredths)	100.00%	100.00%		100.00%	100.00%		2.00%	1.00%	67.00%	71.00%	31.00%	28.00%
Focus of time horizon of primary investment objectives, lower limit				3 years
Focus of time horizon of primary investment objectives, upper limit				5 years
Long term return target, actuarial assumption (in hundredths)																					8.00%
Target allocation percentage of assets, individual domestic stock, maximum (in hundredths)																					10.00%
Target allocation percentage of assets, international equity securities, maximum (in hundredths)																					30.00%
Investment horizon of fixed income portfolio, lower limit																					5 years
Investment horizon of fixed income portfolio, upper limit																					10 years
Non-government-issued fixed income security to total fixed income securities portfolio, maximum portfolio allocation (in hundredths)																					10.00%
Fair value of plan assets																					5,758	136	3,525	346	1,751			5,758		6,677		5,929										0		0		0
Lump Sum Pension Payment Accrued Liability For Ceo	(8,100)	(8,100)	(8,100)	(8,100)																						8,100	8,100
Time following retirement before payment is to be made					6 months
Components of net periodic benefit cost [Abstract]
Service cost													115		134		230		268									545		517		450		3		2		6		4		10		9		10
Interest cost													525		576		1,050		1,152									2,346		2,290		2,490		15		18		30		36		71		75		85
Expected return on plan assets													(102)		(126)		(204)		(252)									(514)		(392)		(422)
Amortization of prior service cost													26	[1]	64	[1]	52	[1]	128	[1]								262	[1]	327	[1]	327	[1]	(14)	[1]	(14)	[1]	(28)	[1]	(28)	[1]	(55)	[1]	(60)	[1]	(64)	[1]
Recognized actuarial loss																												1,738		1,593		1,385										136		112		102
Net periodic benefit cost													1,129		1,074		2,258		2,148									4,377		4,335		4,230		57		40		114		80		162		136		133
Changes in the amounts recognized in accumulated other comprehensive income/(loss) [Abstract]
Prior service cost																												0		0												0		0
Net actuarial loss																												3,767		1,502												313		264
Amortization of prior service cost																												(262)		(327)												55		60
Amortization of actuarial gain																												(1,738)		(1,593)												(136)		(112)
Total recognized in accumulated other comprehensive income																												1,767		(418)												232		212
Total recognized in net periodic benefit cost and accumulated other comprehensive income																												6,144		3,917												394		348
Change in benefit obligation:
Beginning projected benefit obligation																												45,636		42,602								1,614		1,406		1,406		1,423
Service cost													115		134		230		268									545		517		450		3		2		6		4		10		9		10
Interest cost													525		576		1,050		1,152									2,346		2,290		2,490		15		18		30		36		71		75		85
Plan participant contributions																																										102
Recognized actuarial loss													(565)		(426)		(1,130)		(852)									2,783		2,577				(53)		(34)		(106)		(68)		313		264
Benefits paid																												(2,718)		(2,350)												(288)		(365)
Benefit obligation at end of year																												48,592		45,636		42,602										1,614		1,406		1,423
Change in plan assets:
Beginning fair value of plan assets																	5,758					136	3,525	346	1,751			6,677		5,929								0		0		0		0
Actual return on plan assets																												(470)		1,467
Employer contributions																												2,269		1,438												186		365
Plan participant contributions																																										102
Benefits paid																												(2,718)		(2,350)												(288)		(365)
Other																														193
Fair value of plan assets at end of year																					5,758	136	3,525	346	1,751			5,758		6,677		5,929										0		0		0
Funded status at end of year																												(42,834)	[2]	(38,959)	[2]											(1,614)		(1,406)
Cash value of whole-life insurance contracts	27,300	27,300		27,300	27,200
Assets Held in trust Cash and Cash Equivalents	500	500		500	900
Amounts recognized in the Consolidated Balance Sheets:
Accrued liabilities - payroll and related costs																												(10,481)		(9,844)												(136)		(123)
Other deferred liabilities																												(32,353)		(29,115)												(1,478)		(1,283)
Net amount recognized at year-end																												(42,834)		(38,959)												(1,614)		(1,406)
Amounts recognized in accumulated other comprehensive income/(loss):
Prior service (cost) credit																												(108)		(370)												102		157
Net actuarial loss																												(22,070)		(20,042)												(1,564)		(1,387)
Total amount recognized																												(22,178)		(20,412)												(1,462)		(1,230)
Estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic pension cost in next fiscal year																												100														(100)
Estimated net loss that will be amortized from accumulated other comprehensive income into net periodic pension cost in next fiscal year																												2,300														200
Pension plans with benefit obligations in excess of plan assets [Abstract]
Projected benefit obligation																												48,592		45,636												1,614		1,406
Accumulated benefit obligation																												47,435		44,064												1,614		1,406
Fair value of plan assets																												5,758		6,677												0		0
Weighted-average assumptions used to determine the net periodic benefit cost [Abstract]
Discount rate (in hundredths)																												5.30%		5.50%		6.50%										5.30%		5.50%		6.50%
Expected return on plan assets (in hundredths)																												8.00%		7.00%		8.00%
Rate of compensation increase (in hundredths)																												2.00%		2.00%		3.10%										2.00%		2.00%		3.00%
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)																												4.50%		5.30%												3.90%		5.30%
Rate of compensation increase (in hundredths)																												2.00%		2.00%												2.00%		2.00%
Assumed health care cost trend rates [Abstract]
Gross medical trend rate assumed for next fiscal year (in hundredths)				8.00%
Description of direction and pattern of change for assumed health care cost trend rate				We expect this rate to decrease approximately 0.5% per year from fiscal 2013 to fiscal 2016 and approximately 0.25% each fiscal year thereafter for an ultimate trend rate of 5.0% in fiscal 2022.
Ultimate trend rate (in hundredths)				5.00%
Year that rate reaches ultimate trend rate	2022	2022		2022
Benefits expected to be paid in each of the next five years and in the aggregate for five years thereafter [Abstract]
2013																												11,333	[1]													135
2014																												3,114														134
2015																												2,351														130
2016																												4,733														138
2017																												4,074														135
2018-2022																												14,712														664
Deferred Compensation Plan [Abstract]
Deferred compensation plan expenses				0		0
Deferred Compensation Plan's assets	9,000	9,000		9,000
Deferred compensation plan's liabilities	10,400	10,400		10,400
Prepaid and other expenses	13,670	13,670	12,815	13,670	12,797																																											600	600
Payroll and related costs	32,546	32,546	30,853	32,546	27,559																																											600	600
Other assets, net	70,675	70,675	68,620	70,675	56,938																																											7,400	7,400
Other deferred liabilities	68,054	68,054	74,752	68,054	59,591																																											8,200	8,200
Investment in RTI common stock and the related liability payable in RTI common stock	1,000	1,000		1,000	1,600
Defined Contribution Plans [Abstract]
Number of defined contribution plans	2	2		2
Employer contribution percentage (in hundredths)				6.00%
Employer matching contribution, vesting period				3 years
Defined contribution plan expense				0	300	0
Executive Retirements [Abstract]
Severance Costs	2,200			1,700
Allocated Share-based Compensation Expense		2,200		400
No of days after which severence payment will be made		60 days
Pension Plan, estimated charge		$ 2,800	$ 2,800

[1]	Prior service costs are amortized on a straight-line basis over the average remaining service period of employees expected to receive benefits.
[2]	The funded status reflected above includes the liabilities attributable to all of the Pension Plans but only the assets of the Retirement Plan as the other plans are not considered funded for ERISA purposes. To provide a source for the payment of benefits under the Executive Supplemental Pension Plan and the Management Retirement Plan, we own whole-life insurance contracts on some of the participants. The cash value of these policies was $27.3 million and $27.2 million at June 5, 2012 and May 31, 2011, respectively. In addition, we held in trust $0.5 million and $0.9 million of cash and cash equivalents as of June 5, 2012 and May 31, 2011, respectively, relating to these policies. We maintain a rabbi trust to hold the policies and death benefits as they are received.